Supplement

Dated March 1, 2010

To the currently effective

Class IA Shares and Class IB Shares Prospectuses

Each dated May 1, 2009

For the Hartford HLS Funds (collectively, the “Prospectuses”)

Hartford Advisers HLS Fund

Hartford Capital Appreciation HLS Fund

Hartford Disciplined Equity HLS Fund

Hartford Dividend and Growth HLS Fund

Hartford Equity Income HLS Fund

Hartford Fundamental Growth HLS Fund

Hartford Global Advisers HLS Fund

Hartford Global Growth HLS Fund

Hartford Global Health HLS Fund

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)

Hartford Growth HLS Fund

Hartford High Yield HLS Fund

Hartford Index HLS Fund

Hartford International Growth HLS Fund

Hartford International Opportunities HLS Fund

Hartford International Small Company HLS Fund

Hartford Money Market HLS Fund

Hartford MidCap HLS Fund,

Hartford MidCap Value HLS Fund

Hartford Small Company HLS Fund

Hartford Stock HLS Fund

Hartford Total Return Bond HLS Fund

Hartford Value HLS Fund

1.             At a Special Meeting of Shareholders (the “Meeting”) held on February 12, 2010, the shareholders of each of the above referenced HLS funds approved amendments to the Investment Management Agreement for each fund which combine the administrative services for each Fund with the management services for each Fund under a single agreement.  The amendments reflect the following: (i) the services provided under the existing Investment Management Agreement and the services provided under the existing Administrative Services Agreement; and (ii) a new management fee equal to the total of the current management fee and the current administrative services fee.

Accordingly, effective March 1, 2010, the Prospectuses are revised as follows:

For the above referenced HLS funds, the first sentence in the section in the Prospectuses entitled “Management Fee,” is deleted in its entirety and replaced with the following:

The fund pays a monthly management fee to HL Advisors.

2.             Additionally, at the Meeting, shareholders approved the election of Lemma W. Senbet and John C. Walters as Directors of Hartford Series Fund, Inc.

This supplement should be retained with your prospectus for future reference.